Borrowings - Pre-Swap Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pre-swap annual contractual obligations of long-term debt outstanding
2019	$ 7,050
2020	7,273
2021	6,647
2022	4,338
2023	3,403
2024 and beyond	14,485
Total	$ 43,196	$ 45,445